Expense Example {- Fidelity Worldwide Fund} - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-14 - Fidelity Worldwide Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Worldwide Fund: Class A
Expense Example:
1 year	$ 699
3 years	960
5 years	1,242
10 years	2,042
Fidelity Advisor Worldwide Fund: Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity Advisor Worldwide Fund: Class C
Expense Example:
1 year	311
3 years	652
5 years	1,119
10 years	2,208
Fidelity Advisor Worldwide Fund: Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity Advisor Worldwide Fund: Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108